Stockholders' equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income	a minimum of 10% of BPPR’s net income
Equity Restrictions	$ 432,000,000		$ 415,000,000		$ 402,000,000
Transfers To Statutory Reserve	0		0
Common Stock Shares Authorized	170,000,000		170,000,000
Stockholders' Equity, Reverse Stock Split	On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock previously approved by the Corporation’s stockholders on April 27, 2012. Upon the effectiveness of the reverse split, each 10 shares of authorized and outstanding common stock were reclassified and combined into one new share of common stock. Popular, Inc.’s common stock began trading on a split-adjusted basis on May 30, 2012. All share and per share information in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the 1-for-10 reverse stock split.
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Common Stock Shares Authorized Before Reverse			1,700,000,000
Preferred stock, shares authorized	30,000,000		30,000,000
Dividends, Preferred Stock, Cash	(3,723,000)		(3,723,000)		(310,000)
Preferred stock, shares outstanding	2,006,391		2,006,391
Stock Issued During Period, Value, New Issues	9,402,000		7,690,000		1,150,153,000
Depositary shares issued					46,000,000
Rate Of Conversion Of Convertible Securities					0.8333
Proceeds From Issuance Or Sale Of Equity	0		0		1,101,773,000
Common Stock, Dividends, Per Share, Cash Paid	$ 0		$ 0		$ 0
Common Stock Shares Issued	103,193,303		102,634,640
Preferred Stock, Redemption Price Per Share	$ 25
Additional Paid In Capital Member
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	17,000,000	[1]	13,000,000	[1]	0
Stock Issued During Period, Value, New Issues	9,396,000	[1]	7,687,000	[1]	153,000	[1]
Common Stock Member
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues	6,000	[1]	3,000	[1]	0	[1]
Treasury Stock, Shares, Retired	0	[2]			0	[2]
Stock Issued During Period Shares Conversion Of Convertible Securities	0	[2],[3]	0	[2],[3]	38,333,333	[2],[3]
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Dividends, Preferred Stock, Cash	1,400,000		1,400,000		117,600
Preferred stock, shares outstanding	885,726		885,726		885,726
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.1328125
Preferred Stock, Dividend Rate, Percentage	6.375%
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Dividends, Preferred Stock, Cash	$ 2,300,000		$ 2,300,000		$ 192,600
Preferred stock, shares outstanding	1,120,665		1,120,665		1,120,665
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.171875
Preferred Stock, Dividend Rate, Percentage	8.25%
Series B Preferred Stock [Member] | May 28, 2013 through May 28, 2014 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.50
Series B Preferred Stock [Member] | May 28, 2014 through May 28, 2015 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.25
Series B Preferred Stock [Member] | May 28, 2015 And Thereafter [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.00
Series C Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Warrant Or Right Expiration Term	10-year term
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,093,284
Class of Warrant or Right, Exercise Price of Warrants or Rights	67
Series D Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share					$ 1,000

[1]	Prior periods balances and activity have been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[3]	Issuance of 46,000,000 in depositary shares; converted into 38,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).